The Business	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
The Business

Note 1 - The Business

The Company was originally incorporated in February 1984. The Company’s primary business is to provide products, services and solutions to the drone industry. It operates in two sectors of the drone industry. Rotor Riot, LLC, an Ohio limited liability company and a wholly owned subsidiary (“Rotor Riot”), designs and sells drones and related components. Rotor Riot is focused on the consumer market and sells its products through its e-commerce platform operated at www.rotorriot.com. The Company is also developing software solutions to provide secure cloud-based analytics, storage and services for the drone industry. Its initial product candidate is Dronebox, a blockchain technology that records, stores and analyzes flight data and information from a drone, much like the “black box” utilized by the airline industry. The Company plans to offer Dronebox as a Software-as-a-Service platform.

The Company closed the acquisition of Fat Shark Holdings (“Fat Shark”) on November 6, 2020. Fat Shark is a leading provider of headsets and goggles for professional FPV (First Person View) racers and drone pilots and has an estimated 85% share of its market. The Company expects that Fat Shark will generate a majority of its revenue over the next 12 months. This acquisition continues the Company’s efforts to become a fully-integrated drone business with a strong supply chain, as well as a provider of software solutions for the drone industry.

Recent corporate developments include:

A.	The Share Exchange Agreement

Effective May 15, 2019, we closed a Share Exchange Agreement (the “SEA”) with TimeFireVR, Inc., (“TimeFire”), a Nevada corporation. Under the SEA, we acquired approximately 83.33% of TimeFire’s outstanding share capital on a fully-diluted basis. We issued: (i) 196,667 shares of our common stock, (ii) 2,169,068 shares of our newly-designated Series A Preferred Stock, and (iii) 4,212,645 shares of our newly-designated Series B Preferred Stock. In total, the common stock, Series A Preferred Stock, and Series B Preferred Stock issued under the SEA were valued at $117,754.

The transaction was accounted for as a “reverse acquisition” as the stockholders of Red Cat possessed majority voting control of the company immediately following the acquisition. In this reverse merger, the financial results of Red Cat Propware, Inc., (the accounting acquirer), have been presented as the continuing operations of the Company since inception. The transaction was accounted for as follows:

Cash	$24,704
Goodwill	93,050
Total	$117,754

The goodwill recognized in connection with the acquisition is primarily attributable to anticipated synergies and benefits from the combination of the two companies, including access to the public markets to raise capital, and is expected to be deductible for tax purposes.

Series A Preferred Stock is convertible to common stock at a ratio of 8.33 shares of common stock for each share of preferred stock held and votes together with the common stock on an as-converted basis. The new Series A Preferred Stock converted automatically to common stock upon the effectiveness of the reverse split of our common stock in August 2019. This common stock and Series A Preferred Stock issued under the SEA constituted approximately 83.33% of our issued and outstanding share capital on a fully-diluted basis on the date of issuance.

Series B Preferred Stock is convertible to common stock at a ratio of 0.83 shares of common stock for each share of preferred stock held and votes together with the common stock on an as-converted basis. The Series B Preferred Stock issued under the SEA constituted approximately 15.64% of our issued and outstanding share capital on a fully-diluted basis on the date of issuance.

B.	Organizational

In July 2019, we changed our name from TimeFire VR Inc. to Red Cat Holdings, Inc.

In August 2019, we changed our fiscal year to April 30 which was the historical fiscal year of Red Cat Propware, Inc.

In August 2019, we effected a reverse stock split (the “Reverse Stock Split”) of our outstanding shares of common stock at a ratio of one-for-twelve hundred (1 for 1,200). All references in this report to shares of the Company’s common stock, including prices per share of its common stock, reflect the Reverse Stock Split.

C.	Merger Agreement with Rotor Riot, LLC

On December 31, 2019, the Company entered into an Agreement of Merger (the “Merger Agreement”) with Rotor Riot and the three members of Rotor Riot. On January 23, 2020, the Merger was consummated under which Rotor Riot Acquisition Corp, a wholly owned Delaware subsidiary of the Company, merged with and into Rotor Riot, with Rotor Riot continuing as the surviving entity and a wholly owned subsidiary of the Company.

Under the Merger Agreement, each member of Rotor Riot received its pro rata portion of the total number of shares of the Company’s common stock issued based on (A)(i) $3,700,000 minus (ii) $915,563 (which included certain debt and other obligations of Rotor Riot and its Chief Executive Officer that the Company agreed to assume (the “Assumed Obligations”) divided by (B) the VWAP of the Company’s common stock for the twenty trading days prior to the closing of the Merger. Based on a share issuance value of $2,784,437 and a VWAP of $1.25445, the Company issued an aggregate of 2,219,650 shares of common stock to the members of Rotor Riot.

Following the closing of the Merger Agreement, the former members of Rotor Riot owned approximately 10.4% of the Company. In addition, the Company’s management controls the operating decisions of the combined company. Accordingly, we have accounted for the transaction as an acquisition of Rotor Riot by the Company. Based on purchase price accounting, we have recognized the assets and liabilities of Rotor Riot at fair value with the excess of the purchase price over the net assets acquired recognized as goodwill. The table below reflects the Company’s estimates of the acquisition date values of the purchase consideration, assets acquired, and liabilities assumed. The shares issued were valued at $1,820,113 (2,219,650 shares issued times $0.82 per share which equaled the closing price of the Company’s common stock on the date that the merger agreement was consummated).

I.	Purchase Price

Shares issued	$1,820,114
Promissory note issued	$175,000
Total Purchase Price	$1,995,114

II.	Purchase Price Allocation

Assets Acquired
Cash	$21,623
Accounts receivable	28,500
Other assets	3,853
Inventory	127,411
Trademark	20,000
Goodwill	2,373,023
Total assets acquired	2,574,410

Liabilities Assumed
Accounts Payable and accrued expenses	$171,651
Notes payable	$209,799
Due to Related Party	$197,846
Total liabilities assumed	$579,296
Net assets acquired	$1,995,114

The foregoing amounts reflect our current estimates of fair value as of the January 23, 2020 acquisition date. The Company expects to recognize fair values associated with the customer relationships acquired, as well as the Rotor Riot brand name, but has not yet accumulated sufficient information to assign such values. As additional information becomes known regarding the acquired assets and assumed liabilities, management may make adjustments to the opening balance sheet of the acquired company up to the end of the measurement period, which is a one-year period following the acquisition date. The determination of the fair values of the acquired assets and liabilities assumed (and the related determination of estimated lives of depreciable tangible and intangible assets) requires significant judgement.

Fat Shark Acquisition

On September 30, 2020, the Company entered into a share purchase agreement (“Share Purchase Agreement”) with Greg French (“French”), the founder and sole shareholder of Fat Shark Holdings (“Fat Shark”), to acquire all of the issued and outstanding shares of Fat Shark and its subsidiaries for a purchase price of $7,000,000. The transaction closed on November 6, 2020 and was paid through (i) the issuance of 5,227,223 shares of common stock with an agreed value of $5,750,000 (ii) a senior secured promissory note in the original principal amount of $1,000,000 which matures on November 1, 2023, and (iii) a cash payment of $250,000 in cash. The Share Purchase Agreement includes indemnification provisions, a two year non-compete agreement, and registration rights for the shares issued in the transaction.

Convertible Note Offering

On October 5, 2020, the Company closed a private offering of convertible promissory notes (the “2020 Notes”) in the aggregate principal amount of $600,000 which included the issuance of five-year warrants to purchase an aggregate of 399,996 shares of common stock. The 2020 Notes accrue interest at the rate of 12% per annum and are payable two years from the date of issuance. The 2020 Notes are convertible into common stock at a conversion price equal to the lower of (i) $1.00 per share or, (ii) at a price equal to 75% of the price of an offering of common stock that results in the listing for trading on certain stock exchanges (a “Qualified Offering”). The 2020 Notes also contain protection from dilution which would lower the conversion price in the event of a lower priced issuance. An event of default could also result in a reduction of the conversion price.

The Company may prepay any portion of the 2020 Notes, without penalty or premium, upon ten business days’ notice. No conversion will be completed if it would result in the noteholder, including its affiliates, owning more than 9.99% of the Company’s outstanding common stock immediately after completing such conversion.

The Warrants are exercisable at $1.50 per share. The exercise price will be reduced to a price equal to 75% of the price per share of the common stock offered in a Qualified Offering.

Note 1 - The Business

Red Cat Holdings, Inc. (“Red Cat” or the “Company”) was originally incorporated in February 1984. The Company’s primary business is to provide products, services and solutions to the drone industry. It operates in two sectors of the drone industry. Rotor Riot, a wholly owned subsidiary, designs and sells drones and related components. Rotor Riot is focused on the consumer market and sells its products through its e-commerce platform operated at www.rotorriot.com. The Company is also developing software solutions to provide secure cloud-based analytics, storage and services for the drone industry. Its initial product candidate is Dronebox, a blockchain technology that records, stores and analyzes flight data and information from a drone, much like the “black box” utilized by the airline industry. The Company plans to offer Dronebox as a Software-as-a-Service platform.

Recent corporate developments include:

A.	The Share Exchange Agreement

Effective May 15, 2019, we closed a Share Exchange Agreement (the “SEA”) with TimeFireVR, Inc., (“TimeFire”), a Nevada corporation. Under the SEA, we acquired approximately 83.33% of TimeFire’s outstanding share capital on a fully-diluted basis. We issued: (i) 196,667 shares of our common stock, (ii) 2,169,068 shares of our newly-designated Series A Preferred Stock, and (iii) 4,212,645 shares of our newly-designated Series B Preferred Stock. In total, the common stock, Series A Preferred Stock, and Series B Preferred Stock issued under the SEA were valued at $117,754.

The transaction was accounted for as a “reverse acquisition” as the stockholders of Red Cat possessed majority voting control of the company immediately following the acquisition. In this reverse merger, the financial results of Red Cat Propware, Inc., (the accounting acquirer), have been presented as the continuing operations of the Company since inception. The transaction was accounted for as follows:

Cash	$24,704
Goodwill	93,050
Total	$117,754

The goodwill recognized in connection with the acquisition is primarily attributable to anticipated synergies and benefits from the combination of the two companies, including access to the public markets to raise capital, and is expected to be deductible for tax purposes.

Series A Preferred Stock is convertible to common stock at a ratio of 8.33 shares of common stock for each share of preferred stock held and votes together with the common stock on an as-converted basis. The new Series A Preferred Stock converted automatically to common stock upon the effectiveness of the reverse split of our common stock in August 2019. This common stock and Series A Preferred Stock issued under the SEA constituted approximately 83.33% of our issued and outstanding share capital on a fully-diluted basis on the date of issuance.

Series B Preferred Stock is convertible to common stock at a ratio of 0.83 shares of common stock for each share of preferred stock held, and votes together with the common stock on an as-converted basis. The Series B Preferred Stock issued under the SEA constituted approximately 15.64% of our issued and outstanding share capital on a fully-diluted basis on the date of issuance.

B.	Organizational

In July 2019, we changed our name from TimeFire VR Inc. to Red Cat Holdings, Inc.

In August 2019, we changed our fiscal year to April 30 which was the historical fiscal year of Red Cat.

In August 2019, we effected a reverse stock split (the “Reverse Stock Split”) of our outstanding shares of common stock at a ratio of one-for-twelve hundred (1 for 1,200). All references in this report to shares of the Company’s common stock, including prices per share of its common stock, reflect the Reverse Stock Split.

C.	Merger Agreement with Rotor Riot, LLC

On December 31, 2019, the Company entered into an Agreement of Merger (the “Merger Agreement”) with Rotor Riot and the three members of Rotor Riot. On January 23, 2020, the Merger was consummated under which Rotor Riot Acquisition Corp, a wholly owned Delaware subsidiary of the Company, merged with and into Rotor Riot, with Rotor Riot continuing as the surviving entity and a wholly owned subsidiary of Red Cat Holdings.

Under the Merger Agreement, each member of Rotor Riot received its pro rata portion of the total number of shares of the Company’s common stock issued based on (A)(i) $3,700,000 minus (ii) $915,563 (which included certain debt and other obligations of Rotor Riot and its Chief Executive Officer that the Company agreed to assume (the “Assumed Obligations”) divided by (B) the volume weighted average price (“VWAP”) of the Company’s common stock for the twenty trading days prior to the closing of the Merger. Based on a share issuance value of $2,784,437 and a VWAP of $1.25445, the Company issued an aggregate of 2,219,650 shares of common stock to the members of Rotor Riot.

Following the closing of the Merger Agreement, the former members of Rotor Riot owned approximately 10.4% of the Company. In addition, management of Red Cat Holdings controls the operating decisions of the combined company. Accordingly, we have accounted for the transaction as an acquisition of Rotor Riot by Red Cat. Based on purchase price accounting, we have recognized the assets and liabilities of Rotor Riot at fair value with the excess of the purchase price over the net assets acquired recognized as goodwill. The table below reflects the Company’s estimates of the acquisition date values of the purchase consideration, assets acquired, and liabilities assumed. The shares issued were valued at $1,820,113 (2,219,650 shares issued times $0.82 per share which equaled the closing price of the Company’s common stock on the date that the merger agreement was consummated).

I.	Purchase Price

Shares issued	$1,820,114
Promissory note issued	$175,000
Total Purchase Price	$1,995,114

II.	Purchase Price Allocation

Assets Acquired
Cash	$21,623
Accounts receivable	28,500
Other assets	3,853
Inventory	127,411
Trademark	20,000
Goodwill	2,373,023
Total assets acquired	2,574,410

Liabilities Assumed
Accounts Payable and accrued expenses	$171,651
Notes payable	$209,799
Due to Related Party	$197,846
Total liabilities assumed	$579,296
Net assets acquired	$1,995,114

The foregoing amounts reflect our current estimates of fair value as of the January 23, 2020 acquisition date. The Company expects to recognize fair values associated with the customer relationships acquired, as well as the Rotor Riot brand name, but has not yet accumulated sufficient information to assign such values. As additional information becomes known regarding the acquired assets and assumed liabilities, management may make adjustments to the opening balance sheet of the acquired company up to the end of the measurement period, which is a one-year period following the acquisition date. The determination of the fair values of the acquired assets and liabilities assumed (and the related determination of estimated lives of depreciable tangible and intangible assets) requires significant judgement.

FAT SHARK HOLDINGS
The Business

Note 1 – The Business

The Company was founded in 2007. The Company’s primary business is the sale of consumer electronics products to the first-person view (FPV) sector of the drone industry. Fat Shark’s flagship products are headsets with a built in display (or “goggles”) that allow a pilot to see a real-time video feed from a camera mounted on an aerial platform. The Company is also developing Shark Byte, a digital video downlink to allow for the low latency transmission from the camera on the drone. This technology is designed to replace the analog platforms currently used for FPV.

Principles of Consolidation – The condensed consolidated financial statements include the accounts of our wholly owned subsidiaries, Fat Shark Tech Ltd. Inc. and Fat Shark Technology SEZC. Intercompany transactions and balances have been eliminated.

Note 1 – The Business

Fat Shark Holdings (“Fat Shark” or the “Company”) was founded in 2007. The Company’s primary business is the sale of consumer electronics products to the first-person view (FPV) sector of the drone industry. Fat Shark’s flagship products are headsets with a built in display (or “goggles”) that allow a pilot to see a real-time video feed from a camera mounted on an aerial platform. The Company is also developing Shark Byte, a digital video downlink to allow for the low latency transmission from the camera on the drone. This technology is designed to replace the analog platforms currently used for FPV.

Principles of Consolidation – The condensed consolidated financial statements include the accounts of our wholly owned subsidiaries, Fat Shark Tech Ltd. Inc. and Fat Shark Technology SEZC. Intercompany transactions and balances have been eliminated.